State Street

PO Box 5049

Boston, MA 02206-5049

VIA EDGAR

August 5, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             FPA Capital Fund, Inc. (“Registrant”)

1933 Act File No. 002-28157

1940 Act File No. 811-01596

Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus and the Statement of Additional Information, each dated July 31, 2015 do not differ from those contained in Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on July 29, 2015 (Accession # 0001104659-15-054378).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc: R. Atwood